UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® New Markets Income Fund Fidelity® New Markets Income Fund : FNMIX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 38	0.75%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,888,506,688
Number of Holdings	525
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.2
AA - 7.2
A - 2.7
BBB - 22.6
BB - 24.5
B - 17.1
CCC,CC,C - 9.9
D - 0.8
Not Rated - 4.7
Equities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 60.2
Corporate Bonds - 27.9
U.S. Treasury Obligations - 2.2
Preferred Securities - 1.4
Common Stocks - 0.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.0
Mexico - 6.5
Brazil - 4.7
Saudi Arabia - 4.7
Colombia - 4.1
Argentina - 3.4
Venezuela - 3.3
Turkey - 3.2
Chile - 3.1
Others - 57.0

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.4
Arab Republic of Egypt	2.9
Dominican Republic	2.8
Turkish Republic	2.7
Colombian Republic	2.7
Republic of Nigeria	2.4
United Mexican States	2.3
Romanian Republic	2.3
Panamanian Republic	2.2
Hungary Government	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916000.102    331-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class Z : FGBMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,888,506,688
Number of Holdings	525
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.2
AA - 7.2
A - 2.7
BBB - 22.6
BB - 24.5
B - 17.1
CCC,CC,C - 9.9
D - 0.8
Not Rated - 4.7
Equities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 60.2
Corporate Bonds - 27.9
U.S. Treasury Obligations - 2.2
Preferred Securities - 1.4
Common Stocks - 0.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.0
Mexico - 6.5
Brazil - 4.7
Saudi Arabia - 4.7
Colombia - 4.1
Argentina - 3.4
Venezuela - 3.3
Turkey - 3.2
Chile - 3.1
Others - 57.0

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.4
Arab Republic of Egypt	2.9
Dominican Republic	2.8
Turkish Republic	2.7
Colombian Republic	2.7
Republic of Nigeria	2.4
United Mexican States	2.3
Romanian Republic	2.3
Panamanian Republic	2.2
Hungary Government	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916005.102    3323-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class M : FGWMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	1.04%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,888,506,688
Number of Holdings	525
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.2
AA - 7.2
A - 2.7
BBB - 22.6
BB - 24.5
B - 17.1
CCC,CC,C - 9.9
D - 0.8
Not Rated - 4.7
Equities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 60.2
Corporate Bonds - 27.9
U.S. Treasury Obligations - 2.2
Preferred Securities - 1.4
Common Stocks - 0.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.0
Mexico - 6.5
Brazil - 4.7
Saudi Arabia - 4.7
Colombia - 4.1
Argentina - 3.4
Venezuela - 3.3
Turkey - 3.2
Chile - 3.1
Others - 57.0

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.4
Arab Republic of Egypt	2.9
Dominican Republic	2.8
Turkish Republic	2.7
Colombian Republic	2.7
Republic of Nigeria	2.4
United Mexican States	2.3
Romanian Republic	2.3
Panamanian Republic	2.2
Hungary Government	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916002.102    3319-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class I : FGZMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.79%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,888,506,688
Number of Holdings	525
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.2
AA - 7.2
A - 2.7
BBB - 22.6
BB - 24.5
B - 17.1
CCC,CC,C - 9.9
D - 0.8
Not Rated - 4.7
Equities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 60.2
Corporate Bonds - 27.9
U.S. Treasury Obligations - 2.2
Preferred Securities - 1.4
Common Stocks - 0.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.0
Mexico - 6.5
Brazil - 4.7
Saudi Arabia - 4.7
Colombia - 4.1
Argentina - 3.4
Venezuela - 3.3
Turkey - 3.2
Chile - 3.1
Others - 57.0

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.4
Arab Republic of Egypt	2.9
Dominican Republic	2.8
Turkish Republic	2.7
Colombian Republic	2.7
Republic of Nigeria	2.4
United Mexican States	2.3
Romanian Republic	2.3
Panamanian Republic	2.2
Hungary Government	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916004.102    3322-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class C : FGYMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.80%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,888,506,688
Number of Holdings	525
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.2
AA - 7.2
A - 2.7
BBB - 22.6
BB - 24.5
B - 17.1
CCC,CC,C - 9.9
D - 0.8
Not Rated - 4.7
Equities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 60.2
Corporate Bonds - 27.9
U.S. Treasury Obligations - 2.2
Preferred Securities - 1.4
Common Stocks - 0.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.0
Mexico - 6.5
Brazil - 4.7
Saudi Arabia - 4.7
Colombia - 4.1
Argentina - 3.4
Venezuela - 3.3
Turkey - 3.2
Chile - 3.1
Others - 57.0

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.4
Arab Republic of Egypt	2.9
Dominican Republic	2.8
Turkish Republic	2.7
Colombian Republic	2.7
Republic of Nigeria	2.4
United Mexican States	2.3
Romanian Republic	2.3
Panamanian Republic	2.2
Hungary Government	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916003.102    3320-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® New Markets Income Fund Fidelity Advisor® New Markets Income Fund Class A : FGVMX

This semi-annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.04%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,888,506,688
Number of Holdings	525
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.2
AA - 7.2
A - 2.7
BBB - 22.6
BB - 24.5
B - 17.1
CCC,CC,C - 9.9
D - 0.8
Not Rated - 4.7
Equities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 60.2
Corporate Bonds - 27.9
U.S. Treasury Obligations - 2.2
Preferred Securities - 1.4
Common Stocks - 0.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 10.0
Mexico - 6.5
Brazil - 4.7
Saudi Arabia - 4.7
Colombia - 4.1
Argentina - 3.4
Venezuela - 3.3
Turkey - 3.2
Chile - 3.1
Others - 57.0

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.4
Arab Republic of Egypt	2.9
Dominican Republic	2.8
Turkish Republic	2.7
Colombian Republic	2.7
Republic of Nigeria	2.4
United Mexican States	2.3
Romanian Republic	2.3
Panamanian Republic	2.2
Hungary Government	2.2
25.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916001.102    3317-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Markets Income Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Markets Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 0.3%
	Shares	Value ($)
BRAZIL - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (b)	364,100	3,678,170
Industrials - 0.2%
Passenger Airlines - 0.2%
Azul SA (PN)	878,752	7,109,982
Azul SA ADR	284,543	2,558,042
TOTAL INDUSTRIALS		9,668,024
TOTAL BRAZIL		13,346,194
TOTAL COMMON STOCKS (Cost $10,973,195)		13,346,194

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA Series A6, 1.9554% (c) (Cost $8,515,940)	1,356,001	10,539,786

Foreign Government and Government Agency Obligations - 60.2%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (h)	EUR	3,149,000	3,632,084
ANGOLA - 1.6%
Angola Republic 8% 11/26/2029 (d)		7,067,000	7,196,679
Angola Republic 8.25% 5/9/2028 (d)		11,781,000	12,145,622
Angola Republic 8.75% 4/14/2032 (d)		7,462,000	7,535,501
Angola Republic 9.125% 11/26/2049 (d)		4,991,000	4,691,041
Angola Republic 9.244% 1/15/2031 (d)		7,442,000	7,719,215
Angola Republic 9.375% 3/31/2033 (d)		3,927,000	4,010,488
Angola Republic 9.375% 5/8/2048 (d)		13,715,000	13,162,423
Angola Republic 9.875% 10/15/2035 (d)		2,494,000	2,600,318
Angola Republic 9.875% 3/31/2037 (d)		4,065,000	4,189,491
TOTAL ANGOLA			63,250,778
ARGENTINA - 3.4%
Argentine Republic 0.75% 7/9/2030 (i)		35,939,457	31,811,631
Argentine Republic 1% 7/9/2029		11,785,148	10,736,270
Argentine Republic 3.5% 7/9/2041 (i)		9,300,000	6,961,050
Argentine Republic 4.125% 7/9/2035 (i)		56,841,229	45,529,824
Argentine Republic 5% 1/9/2038 (i)		38,137,583	31,863,951
TOTAL ARGENTINA			126,902,726
ARMENIA - 0.5%
Republic of Armenia 3.6% 2/2/2031 (d)		9,998,000	9,212,757
Republic of Armenia 6.75% 3/12/2035 (d)		7,929,000	8,301,822
TOTAL ARMENIA			17,514,579
BAHRAIN - 0.5%
Bahrain Kingdom 5.625% 5/18/2034 (d)		6,629,000	6,038,489
Bahrain Kingdom 5.8735% 2/6/2034 (d)		3,327,000	3,220,769
Bahrain Kingdom 6.625% 10/6/2037 (d)		2,491,000	2,339,971
Bahrain Kingdom 7.1% 2/3/2038 (d)		5,088,000	4,949,657
Bahrain Kingdom 7.5% 2/12/2036 (d)		2,403,000	2,439,045
TOTAL BAHRAIN			18,987,931
BENIN - 0.3%
Benin Sukuk SA 6.2% 1/29/2033 (d)		2,429,000	2,358,000
Republic of Benin 7.96% 2/13/2038 (d)		8,091,000	8,583,135
Republic of Benin 8.375% 1/23/2041 (d)		2,303,000	2,487,240
TOTAL BENIN			13,428,375
BERMUDA - 0.2%
Republic of Bermuda 2.375% 8/20/2030 (d)		3,454,000	3,122,416
Republic of Bermuda 3.375% 8/20/2050 (d)		3,253,000	2,244,765
Republic of Bermuda 5% 7/15/2032 (d)		2,484,000	2,490,719
TOTAL BERMUDA			7,857,900
BRAZIL - 1.7%
Brazil Notas do Tesouro Nacional Serie B 12.25% 3/6/2030		8,638,000	10,786,616
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		3,133,000	2,981,895
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		6,162,000	4,561,421
Brazil Notas do Tesouro Nacional Serie B 5% 1/27/2045		15,275,000	12,220,764
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		1,232,000	1,049,601
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		5,114,000	5,070,020
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		3,704,000	3,809,194
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		7,044,000	7,617,734
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		7,353,000	8,323,964
Federative Republic of Brazil 7.250% 1/12/2056		9,985,000	10,033,677
TOTAL BRAZIL			66,454,886
CHILE - 1.1%
Chilean Republic 2.45% 1/31/2031		19,614,000	17,802,451
Chilean Republic 3.1% 1/22/2061		15,220,000	9,569,879
Chilean Republic 3.5% 1/31/2034		4,605,000	4,181,340
Chilean Republic 4% 1/31/2052		2,568,000	2,021,427
Chilean Republic 4.34% 3/7/2042		3,603,000	3,187,754
Chilean Republic 5.33% 1/5/2054		6,317,000	6,094,010
TOTAL CHILE			42,856,861
COLOMBIA - 2.7%
Colombian Republic 3% 1/30/2030		15,661,000	14,310,709
Colombian Republic 3.125% 4/15/2031		15,761,000	13,960,306
Colombian Republic 3.875% 2/15/2061		4,365,000	2,823,064
Colombian Republic 5% 6/15/2045		22,380,000	17,887,215
Colombian Republic 5.2% 5/15/2049		13,374,000	10,723,942
Colombian Republic 5.375% 1/21/2029		5,192,000	5,182,135
Colombian Republic 5.625% 2/26/2044		7,459,000	6,427,793
Colombian Republic 6.125% 1/18/2041		4,158,000	3,887,730
Colombian Republic 6.125% 1/21/2031		1,878,000	1,899,652
Colombian Republic 6.5% 1/21/2033		3,016,000	3,060,757
Colombian Republic 7.375% 4/25/2030		3,113,000	3,281,880
Colombian Republic 7.375% 9/18/2037		2,387,000	2,530,220
Colombian Republic 7.5% 2/2/2034		2,630,000	2,808,183
Colombian Republic 8% 11/14/2035		3,872,000	4,270,235
Colombian Republic 8% 4/20/2033		2,701,000	2,959,216
Colombian Republic 8.5% 4/25/2035		4,949,000	5,599,794
Colombian Republic 8.75% 11/14/2053		3,661,000	4,333,709
TOTAL COLOMBIA			105,946,540
CONGO - 0.2%
Republic of Congo 9.5% 2/17/2035 (h)		6,550,000	6,404,656
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
DRC International Bond 8.75% 4/16/2032 (d)		3,670,000	3,786,486
DRC International Bond 9.5% 4/16/2037 (d)		2,855,000	2,972,769
TOTAL CONGO DEMOCRATIC REPUBLIC OF			6,759,255
COSTA RICA - 1.0%
Republic of Costa Rica 5.625% 4/30/2043 (d)		9,767,000	9,408,453
Republic of Costa Rica 6.125% 2/19/2031 (d)		12,447,000	12,810,827
Republic of Costa Rica 6.55% 4/3/2034 (d)		6,609,000	7,045,524
Republic of Costa Rica 7% 4/4/2044 (d)		2,967,000	3,237,590
Republic of Costa Rica 7.3% 11/13/2054 (d)		6,616,000	7,465,031
TOTAL COSTA RICA			39,967,425
COTE D'IVOIRE - 1.2%
Cote d'Ivoire 6.125% 6/15/2033 (d)		8,017,000	7,952,864
Cote d'Ivoire 6.375% 3/3/2028 (d)		3,525,762	3,563,347
Cote d'Ivoire 6.75% 2/25/2041 (d)		10,714,000	10,385,830
Cote d'Ivoire 7.625% 1/30/2033 (d)		7,787,000	8,323,135
Cote d'Ivoire 8.075% 4/1/2036 (d)		8,854,000	9,721,161
Cote d'Ivoire 8.25% 1/30/2037 (d)		4,680,000	5,179,590
TOTAL COTE D'IVOIRE			45,125,927
DOMINICAN REPUBLIC - 2.8%
Dominican Republic 4.5% 1/30/2030 (d)		11,578,000	11,193,032
Dominican Republic 4.875% 9/23/2032 (d)		7,089,000	6,741,639
Dominican Republic 5.3% 1/21/2041 (d)		3,892,000	3,501,710
Dominican Republic 5.875% 1/30/2060 (d)		14,548,000	12,848,612
Dominican Republic 5.95% 1/25/2027 (d)		7,105,000	7,144,078
Dominican Republic 6% 7/19/2028 (d)		11,319,000	11,475,202
Dominican Republic 6.15% 5/17/2038 (d)		6,207,000	6,159,114
Dominican Republic 6.4% 6/5/2049 (d)		3,900,000	3,826,631
Dominican Republic 6.5% 2/15/2048 (d)		1,680,000	1,663,200
Dominican Republic 6.6% 6/1/2036 (d)		2,662,000	2,778,196
Dominican Republic 6.85% 1/27/2045 (d)		12,926,000	13,275,648
Dominican Republic 7.05% 2/3/2031 (d)		8,176,000	8,622,410
Dominican Republic 7.15% 2/24/2055 (d)		4,787,000	5,100,309
Dominican Republic 7.45% 4/30/2044 (d)		13,507,000	14,671,135
TOTAL DOMINICAN REPUBLIC			109,000,916
ECUADOR - 2.2%
Ecuador Government International Bond 5% 7/31/2040 (d)(i)		8,269,757	6,934,434
Ecuador Government International Bond 6.9% 7/31/2030 (d)(i)		17,134,653	17,115,291
Ecuador Government International Bond 6.9% 7/31/2035 (d)(i)		31,392,647	28,789,255
Ecuador Government International Bond 8.75% 1/29/2034 (d)		17,239,000	17,426,905
Ecuador Government International Bond 9.25% 1/29/2039 (d)		14,864,000	15,228,168
TOTAL ECUADOR			85,494,053
EGYPT - 3.0%
Arab Republic of Egypt 6.375% 4/11/2031 (d)	EUR	4,265,000	4,965,390
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		5,182,000	5,182,000
Arab Republic of Egypt 7.3% 9/30/2033 (d)		5,027,000	5,023,481
Arab Republic of Egypt 7.5% 1/31/2027 (d)		11,249,000	11,355,191
Arab Republic of Egypt 7.5% 2/16/2061 (d)		15,842,000	13,641,229
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		6,382,000	6,554,314
Arab Republic of Egypt 7.625% 5/20/2034 (d)		5,370,000	5,419,565
Arab Republic of Egypt 7.903% 2/21/2048 (d)		11,085,000	10,149,869
Arab Republic of Egypt 8.5% 1/31/2047 (d)		22,339,000	21,866,083
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		9,885,000	9,776,710
Arab Republic of Egypt 8.875% 5/29/2050 (d)		2,176,000	2,174,346
Arab Republic of Egypt 9.45% 2/4/2033 (d)		1,492,000	1,654,442
Arab Republic of Egypt Treasury Bills 0% 12/1/2026 (j)	EGP	379,275,000	6,998,948
Arab Republic of Egypt Treasury Bills 0% 3/16/2027 (j)	EGP	331,125,000	5,742,309
Arab Republic of Egypt Treasury Bills 0% 7/7/2026 (j)	EGP	120,300,000	2,437,097
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (d)		2,439,000	2,562,511
TOTAL EGYPT			115,503,485
EL SALVADOR - 0.7%
El Salvador Republic 4% 4/17/2030 (d)(i)		3,538,000	130,906
El Salvador Republic 7.1246% 1/20/2050 (d)		5,564,000	5,155,324
El Salvador Republic 7.625% 2/1/2041 (d)		7,585,000	7,669,384
El Salvador Republic 7.65% 6/15/2035 (d)		7,268,000	7,505,318
El Salvador Republic 9.25% 4/17/2030 (d)		3,538,000	3,810,868
El Salvador Republic 9.65% 11/21/2054 (d)		2,247,000	2,579,848
TOTAL EL SALVADOR			26,851,648
GABON - 0.2%
Gabonese Republic 6.625% 2/6/2031 (d)		4,355,000	3,743,558
Gabonese Republic 7% 11/24/2031 (d)		6,616,000	5,637,824
TOTAL GABON			9,381,382
GEORGIA - 0.1%
Georgia Republic 5.125% 1/28/2031 (d)		4,080,000	3,970,859
GHANA - 0.5%
Ghana Republic 0% 1/3/2030 (d)(j)		1,161,818	1,036,922
Ghana Republic 0% 7/3/2026 (d)(j)		324,029	323,802
Ghana Republic 5% 7/3/2029 (d)(i)		10,114,650	9,971,124
Ghana Republic 5% 7/3/2035 (d)(i)		9,409,057	8,729,064
TOTAL GHANA			20,060,912
GUATEMALA - 1.2%
Guatemala Government Bond 3.7% 10/7/2033 (d)		1,622,000	1,442,769
Guatemala Government Bond 4.9% 6/1/2030 (d)		1,622,000	1,602,698
Guatemala Government Bond 5.25% 8/10/2029 (d)		5,837,000	5,822,845
Guatemala Government Bond 5.375% 4/24/2032 (d)		3,418,000	3,422,307
Guatemala Government Bond 6.125% 6/1/2050 (d)		9,577,000	9,601,900
Guatemala Government Bond 6.25% 8/15/2036 (d)		8,734,000	9,115,588
Guatemala Government Bond 6.55% 2/6/2037 (d)		4,021,000	4,281,762
Guatemala Government Bond 6.6% 6/13/2036 (d)		8,458,000	8,999,312
Guatemala Government Bond 6.875% 8/15/2055 (d)		3,759,000	4,084,417
TOTAL GUATEMALA			48,373,598
HUNGARY - 2.2%
Hungary Government 2.125% 9/22/2031 (d)		9,009,000	7,815,353
Hungary Government 3.125% 9/21/2051 (d)		15,148,000	9,742,133
Hungary Government 4.25% 5/26/2033 (h)	EUR	4,316,000	5,076,940
Hungary Government 5.25% 6/16/2029 (d)		3,957,000	4,003,989
Hungary Government 5.5% 3/26/2036 (d)		6,674,000	6,713,710
Hungary Government 5.5% 6/16/2034 (d)		6,742,000	6,853,243
Hungary Government 6% 9/26/2035 (d)		4,128,000	4,299,477
Hungary Government 6.75% 9/23/2055 (d)		13,494,000	14,727,621
Hungary Government 6.75% 9/25/2052 (d)		8,419,000	9,193,127
Hungary Government 7% 10/24/2035	HUF	3,714,480,000	13,592,751
Hungary Government 7.625% 3/29/2041		3,568,000	4,236,144
TOTAL HUNGARY			86,254,488
INDONESIA - 1.4%
Indonesia Government 5.125% 1/15/2045 (d)		8,122,000	7,599,755
Indonesia Government 6.625% 2/17/2037 (d)		12,023,000	13,089,440
Indonesia Government 7.75% 1/17/2038 (d)		14,122,000	16,719,742
Indonesia Government 8.5% 10/12/2035 (d)		12,519,000	15,298,218
TOTAL INDONESIA			52,707,155
ISRAEL - 0.3%
Israel Government 5% 1/13/2036		6,321,000	6,163,809
Israel Government 5.875% 1/13/2056		6,424,000	6,233,643
TOTAL ISRAEL			12,397,452
JAMAICA - 0.2%
Jamaican Government 7.875% 7/28/2045		4,858,000	5,841,198
JORDAN - 0.4%
Jordan Government 7.375% 10/10/2047 (d)		7,313,000	7,287,916
Jordan Government 7.5% 1/13/2029 (d)		4,287,000	4,477,772
Jordan Government 7.75% 1/15/2028 (d)		3,486,000	3,603,896
TOTAL JORDAN			15,369,584
KAZAKHSTAN - 0.1%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (d)		5,225,000	5,193,179
KENYA - 0.9%
Republic of Kenya 6.3% 1/23/2034 (d)		10,138,000	9,310,638
Republic of Kenya 7.875% 2/26/2034 (d)		2,027,000	2,016,864
Republic of Kenya 8% 5/22/2032 (d)		2,094,000	2,146,350
Republic of Kenya 8.7% 2/26/2039 (d)		2,494,000	2,472,801
Republic of Kenya 8.8% 10/9/2038 (d)		2,283,000	2,305,830
Republic of Kenya 9.5% 3/5/2036 (d)		8,912,000	9,454,117
Republic of Kenya 9.75% 2/16/2031 (d)		7,073,000	7,691,888
TOTAL KENYA			35,398,488
LEBANON - 0.5%
Lebanon Republic 5.8% (f)(h)		5,539,000	1,348,747
Lebanon Republic 6% (f)(h)		3,409,000	835,205
Lebanon Republic 6.1% (f)(h)		24,190,000	5,927,518
Lebanon Republic 6.2% (f)(h)		3,677,000	903,329
Lebanon Republic 6.375% (f)(h)		11,173,000	2,776,491
Lebanon Republic 6.65% (f)(h)		1,946,000	489,418
Lebanon Republic 6.75% (f)(h)		1,946,000	486,499
Lebanon Republic 8.25% (f)(h)		20,162,000	5,423,578
TOTAL LEBANON			18,190,785
MEXICO - 2.3%
United Mexican States 3.25% 4/16/2030		14,957,000	13,987,786
United Mexican States 4.35% 1/15/2047		7,864,000	5,807,564
United Mexican States 5.375% 3/22/2033		4,534,000	4,443,864
United Mexican States 5.75% 10/12/2110		5,694,000	4,632,411
United Mexican States 6.05% 1/11/2040		22,830,000	22,185,053
United Mexican States 6.125% 2/9/2038		3,726,000	3,653,157
United Mexican States 6.25% 8/27/2037		4,095,000	4,091,315
United Mexican States 6.338% 5/4/2053		3,849,000	3,594,966
United Mexican States 6.35% 2/9/2035		5,880,000	6,018,180
United Mexican States 6.4% 5/7/2054		2,847,000	2,685,432
United Mexican States 6.75% 2/9/2056		10,792,000	10,597,744
United Mexican States 6.875% 5/13/2037		3,149,000	3,311,362
United Mexican States 7.375% 5/13/2055		5,789,000	6,160,191
TOTAL MEXICO			91,169,025
MONGOLIA - 0.3%
Mongolia Government 3.5% 7/7/2027 (d)		1,735,000	1,697,264
Mongolia Government 5.95% 3/9/2032 (d)		2,880,000	2,889,821
Mongolia Government 6.625% 2/25/2030 (d)		4,777,000	4,912,846
Mongolia Government 7.875% 6/5/2029 (d)		1,278,000	1,356,277
TOTAL MONGOLIA			10,856,208
MONTENEGRO - 0.5%
Republic of Montenegro 4.875% 4/1/2032 (d)	EUR	2,442,000	2,829,467
Republic of Montenegro 7.25% 3/12/2031 (d)		14,001,000	14,832,659
TOTAL MONTENEGRO			17,662,126
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (d)		6,431,000	6,851,137
NIGERIA - 2.4%
Republic of Nigeria 6.125% 9/28/2028 (d)		8,506,000	8,501,747
Republic of Nigeria 6.5% 11/28/2027 (d)		16,243,000	16,340,458
Republic of Nigeria 7.143% 2/23/2030 (d)		7,404,000	7,524,315
Republic of Nigeria 7.625% 11/28/2047 (d)		14,928,000	14,629,440
Republic of Nigeria 7.696% 2/23/2038 (d)		2,270,000	2,314,833
Republic of Nigeria 7.875% 2/16/2032 (d)		9,771,000	10,168,875
Republic of Nigeria 8.375% 3/24/2029 (d)		11,026,000	11,616,994
Republic of Nigeria 9.1297% 1/13/2046 (d)		4,728,000	5,240,988
Republic of Nigeria Treasury Bills 0% 7/14/2026 (j)	NGN	7,750,000,000	5,576,885
Republic of Nigeria Treasury Bills 0% 7/28/2026 (j)	NGN	8,769,322,000	6,255,937
Republic of Nigeria Treasury Bills 0% 8/4/2026 (j)	NGN	2,552,390,000	1,813,782
Republic of Nigeria Treasury Bills 0% 9/15/2026 (j)	NGN	2,171,285,000	1,506,514
TOTAL NIGERIA			91,490,768
OMAN - 1.2%
Oman Sultanate 6% 8/1/2029 (d)		2,860,000	2,948,460
Oman Sultanate 6.25% 1/25/2031 (d)		9,525,000	10,013,156
Oman Sultanate 6.5% 3/8/2047 (d)		11,480,000	12,236,360
Oman Sultanate 6.75% 1/17/2048 (d)		17,798,000	19,531,703
Oman Sultanate 7% 1/25/2051 (d)		1,868,000	2,127,727
TOTAL OMAN			46,857,406
PAKISTAN - 0.8%
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		18,845,000	18,986,338
Islamic Republic of Pakistan 6.975% 4/24/2029 (d)		2,650,000	2,653,974
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		8,231,000	8,292,733
Islamic Republic of Pakistan 7.875% 3/31/2036 (d)		2,784,000	2,782,649
TOTAL PAKISTAN			32,715,694
PANAMA - 2.2%
Panamanian Republic 2.252% 9/29/2032		11,964,000	10,073,090
Panamanian Republic 3.16% 1/23/2030		8,766,000	8,245,460
Panamanian Republic 3.298% 1/19/2033		10,514,000	9,339,061
Panamanian Republic 5.227% 2/23/2034		11,372,000	11,210,518
Panamanian Republic 5.662% 2/23/2038		20,527,000	20,479,301
Panamanian Republic 6.4% 2/14/2035		6,350,000	6,709,730
Panamanian Republic 6.7% 1/26/2036		3,765,000	4,059,836
Panamanian Republic 6.853% 3/28/2054		8,010,000	8,632,778
Panamanian Republic 7.875% 3/1/2057		3,554,000	4,299,665
Panamanian Republic 8% 3/1/2038		3,759,000	4,424,343
TOTAL PANAMA			87,473,782
PARAGUAY - 0.7%
Republic of Paraguay 2.739% 1/29/2033 (d)		3,809,000	3,379,078
Republic of Paraguay 4.95% 4/28/2031 (d)		5,373,000	5,378,964
Republic of Paraguay 5.4% 3/30/2050 (d)		7,800,000	7,190,626
Republic of Paraguay 5.6% 3/13/2048 (d)		2,163,000	2,055,661
Republic of Paraguay 6% 2/9/2036 (d)		2,776,000	2,906,680
Republic of Paraguay 6.65% 3/4/2055 (d)		4,826,000	5,187,950
TOTAL PARAGUAY			26,098,959
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		9,025,000	8,307,513
Peruvian Republic 3% 1/15/2034		13,728,000	11,903,549
Peruvian Republic 3.3% 3/11/2041		19,679,000	15,264,016
TOTAL PERU			35,475,078
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		6,155,000	3,931,506
Philippine Republic 2.95% 5/5/2045		2,076,000	1,415,002
Philippine Republic 4.75% 3/5/2035		1,219,000	1,180,418
Philippine Republic 5% 7/17/2033		3,237,000	3,224,861
Philippine Republic 5.5% 1/17/2048		2,384,000	2,301,466
Philippine Republic 5.6% 5/14/2049		4,294,000	4,197,385
Philippine Republic 5.609% 4/13/2033		4,015,000	4,146,030
Philippine Republic 5.95% 10/13/2047		7,712,000	7,846,960
TOTAL PHILIPPINES			28,243,628
POLAND - 1.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		4,410,000	4,488,807
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		10,295,000	10,572,244
Republic of Poland 5.375% 2/12/2035		5,938,000	6,066,736
Republic of Poland 5.375% 4/14/2036		4,655,000	4,717,656
Republic of Poland 5.5% 3/18/2054		1,346,000	1,280,813
Republic of Poland 5.5% 4/4/2053		9,142,000	8,644,402
Republic of Poland 6.125% 4/14/2056		4,655,000	4,743,724
TOTAL POLAND			40,514,382
QATAR - 0.3%
State of Qatar 5.103% 4/23/2048 (d)		11,231,000	10,745,765
ROMANIA - 2.3%
Romanian Republic 3% 2/14/2031 (d)		14,182,000	12,694,734
Romanian Republic 3.625% 3/27/2032 (d)		4,533,000	4,067,053
Romanian Republic 4% 2/14/2051 (d)		11,338,000	7,698,162
Romanian Republic 5.75% 7/4/2036 (d)		11,584,000	11,094,576
Romanian Republic 5.75% 9/16/2030 (d)		4,974,000	4,998,124
Romanian Republic 6% 5/25/2034 (d)		6,940,000	6,889,685
Romanian Republic 6.125% 10/7/2037 (d)	EUR	5,944,000	6,906,325
Romanian Republic 6.375% 1/30/2034 (h)		6,276,000	6,363,864
Romanian Republic 6.7% 2/25/2032	RON	17,545,000	3,835,577
Romanian Republic 6.85% 7/29/2030	RON	21,950,000	4,835,264
Romanian Republic 7.125% 1/17/2033 (d)		6,576,000	6,991,274
Romanian Republic 7.5% 2/10/2037 (d)		7,234,000	7,834,422
Romanian Republic 7.625% 1/17/2053 (d)		2,694,000	2,958,362
Romanian Republic 8% 4/29/2030	RON	13,660,000	3,124,615
TOTAL ROMANIA			90,292,037
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (d)		8,837,000	8,428,200
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		10,423,000	8,850,586
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		6,437,000	4,076,874
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		8,250,000	5,738,700
Kingdom of Saudi Arabia 4.375% 1/12/2031 (d)		3,674,000	3,610,329
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		11,168,000	9,288,426
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		5,714,000	4,491,090
Kingdom of Saudi Arabia 4.875% 1/12/2036 (d)		3,830,000	3,767,763
TOTAL SAUDI ARABIA			39,823,768
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (h)	EUR	2,289,333	1,432,146
Republic of Senegal 6.25% 5/23/2033 (d)		4,783,000	2,524,228
Republic of Senegal 6.75% 3/13/2048 (d)		8,740,000	4,533,876
TOTAL SENEGAL			8,490,250
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (d)		8,067,000	7,032,407
Republic of Serbia 5.5% 5/6/2036 (d)		4,095,000	4,016,294
Republic of Serbia 6% 6/12/2034 (d)		4,651,000	4,768,810
Republic of Serbia 6.25% 5/26/2028 (d)		2,037,000	2,076,212
Republic of Serbia 6.5% 9/26/2033 (d)		9,165,000	9,683,648
TOTAL SERBIA			27,577,371
SOUTH AFRICA - 1.2%
South African Republic 5.65% 9/27/2047		14,357,000	12,140,638
South African Republic 5.75% 9/30/2049		21,222,000	17,972,382
South African Republic 6.125% 12/11/2037 (d)		1,858,000	1,824,788
South African Republic 7.1% 11/19/2036 (d)		6,175,000	6,642,324
South African Republic 7.25% 12/11/2055 (d)		2,481,000	2,473,557
South African Republic 7.3% 4/20/2052		4,848,000	4,899,510
TOTAL SOUTH AFRICA			45,953,199
SRI LANKA - 1.4%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		6,883,892	7,021,570
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		17,156,462	16,427,312
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		11,318,656	11,431,843
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		7,719,525	7,767,772
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		6,892,654	5,745,027
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		4,352,670	4,205,767
TOTAL SRI LANKA			52,599,291
TRINIDAD & TOBAGO - 0.3%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (d)		12,586,000	12,935,891
TURKEY - 2.7%
Turkish Republic 30% 9/12/2029	TRY	459,445,000	8,857,216
Turkish Republic 4.875% 4/16/2043		15,061,000	11,464,132
Turkish Republic 5.75% 5/11/2047		6,752,000	5,477,560
Turkish Republic 6% 1/14/2041		14,074,000	12,448,453
Turkish Republic 6.3% 3/14/2033		10,660,000	10,417,485
Turkish Republic 6.375% 5/22/2031		3,330,000	3,320,809
Turkish Republic 6.5% 1/3/2035		11,140,000	10,889,350
Turkish Republic 6.625% 2/17/2045		330,000	300,910
Turkish Republic 6.8% 11/4/2036		3,671,000	3,628,563
Turkish Republic 6.875% 1/14/2038		6,428,000	6,315,510
Turkish Republic 6.95% 9/16/2035		3,490,000	3,502,564
Turkish Republic 7.25% 5/29/2032		2,760,000	2,840,261
Turkish Republic 7.625% 5/15/2034		6,629,000	6,968,869
Turkish Republic 9.125% 7/13/2030		5,708,000	6,281,483
Turkish Republic 9.375% 1/19/2033		1,767,000	2,012,260
Turkish Republic 9.375% 3/14/2029		10,809,000	11,725,279
TOTAL TURKEY			106,450,704
UKRAINE - 2.0%
Ukraine Government 0% 2/1/2030 (d)(i)		2,600,433	1,861,910
Ukraine Government 0% 2/1/2034 (d)(i)		9,717,632	5,475,886
Ukraine Government 0% 2/1/2035 (d)(i)		9,496,378	5,683,582
Ukraine Government 0% 2/1/2036 (d)(i)		6,843,148	4,088,781
Ukraine Government 4% 2/1/2032 (d)(i)		16,915,324	13,963,600
Ukraine Government 4.5% 2/1/2029 (d)(i)		12,790,669	10,744,162
Ukraine Government 4.5% 2/1/2034 (d)(i)		29,025,212	20,346,674
Ukraine Government 4.5% 2/1/2035 (d)(i)		16,559,656	11,442,722
Ukraine Government 4.5% 2/1/2036 (d)(i)		6,746,782	4,601,305
TOTAL UKRAINE			78,208,622
UNITED ARAB EMIRATES - 0.8%
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		25,207,000	17,093,497
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		4,754,000	4,655,949
Emirate of Dubai 3.9% 9/9/2050 (h)		11,192,000	7,999,482
TOTAL UNITED ARAB EMIRATES			29,748,928
URUGUAY - 0.5%
Uruguay Republic 5.1% 6/18/2050		17,843,217	16,712,582
Uruguay Republic 5.75% 10/28/2034		3,794,359	3,970,531
TOTAL URUGUAY			20,683,113
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (d)		8,091,000	7,485,227
Republic of Uzbekistan 5.375% 2/20/2029 (d)		3,211,000	3,209,812
TOTAL UZBEKISTAN			10,695,039
VENEZUELA - 1.6%
Venezuela Republic 11.95% (f)(h)		24,742,600	13,484,717
Venezuela Republic 9.25% (f)		40,652,000	19,572,719
Venezuela Republic 9.25% (f)(h)		34,548,100	16,626,273
Venezuela Republic 9.375% (f)		24,002,000	11,748,979
TOTAL VENEZUELA			61,432,688
ZAMBIA - 0.1%
Republic of Zambia 5.75% 6/30/2033 (d)(i)		4,502,824	4,453,157
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,306,881,753)			2,339,005,321

Non-Convertible Corporate Bonds - 27.9%
		Principal Amount (a)	Value ($)
ANGOLA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Azule Energy Finance Plc 8.25% 1/22/2031 (d)		3,945,000	3,948,748
Sonangol Finance Ltd 10% 1/29/2031 (d)		9,630,000	9,726,300

TOTAL ANGOLA			13,675,048
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (h)		3,505,000	3,505,000
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		15,578,000	15,632,523
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		2,835,000	2,888,865

TOTAL BAHRAIN			18,521,388
BRAZIL - 2.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		5,100,000	4,967,400
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Minerva Luxembourg SA 4.375% 3/18/2031 (d)		3,620,000	3,190,596
Minerva Luxembourg SA 7.5% 4/22/2036 (d)		2,580,000	2,460,675
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		5,515,000	5,708,025
NBM US Holdings Inc 6.625% 8/6/2029 (d)		3,845,000	3,835,772
			15,195,068
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (d)		7,070,000	6,230,225
TOTAL CONSUMER STAPLES			21,425,293
Energy - 0.5%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		5,420,747	5,972,362
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		6,539,528	6,163,178
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (d)		6,125,000	6,002,500
			12,165,678
TOTAL ENERGY			18,138,040
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		2,229,942	2,384,856
Materials - 1.1%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% (d)(f)		3,600,000	1,529,640
Braskem Netherlands Finance BV 7.25% (d)(f)		3,755,000	2,224,838
Braskem Netherlands Finance BV 8% (d)(f)		2,935,000	1,746,912
			5,501,390
Metals & Mining - 0.7%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,880,000	1,554,571
CSN Resources SA 8.875% 12/5/2030 (d)		8,945,000	6,632,718
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		13,134,922	13,207,164
Usiminas International Sarl 7.5% 1/27/2032 (d)		4,395,000	4,554,319
			25,948,772
Paper & Forest Products - 0.3%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		5,250,000	5,486,775
Suzano Netherlands BV 5.5% 1/15/2036		6,270,000	6,095,800
			11,582,575
TOTAL MATERIALS			43,032,737
TOTAL BRAZIL			89,948,326
CHILE - 1.8%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		2,700,000	2,755,553
Materials - 1.7%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(d)		5,970,000	5,920,748
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (d)		7,910,000	7,134,741
Antofagasta PLC 5.625% 9/9/2035 (d)		3,375,000	3,426,908
Antofagasta PLC 5.625% 5/13/2032 (d)		4,020,000	4,113,344
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		5,995,000	5,635,465
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (d)		5,275,000	3,366,030
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		10,885,000	7,599,635
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (d)		4,445,000	3,601,784
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		3,075,000	3,051,538
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (d)		3,725,000	3,678,624
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		3,110,000	3,206,752
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		6,020,000	6,159,965
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (d)		2,545,000	2,674,031
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		2,535,000	2,696,352
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		4,110,000	4,417,428
			60,762,597
TOTAL MATERIALS			66,683,345
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		2,404,662	2,435,682
TOTAL CHILE			71,874,580
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (d)		4,770,000	3,195,900
Prosus NV 4.193% 1/19/2032 (d)		7,360,000	7,023,354

TOTAL CHINA			10,219,254
COLOMBIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		4,765,000	4,520,794
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Ecopetrol SA 7.75% 2/1/2032		2,485,000	2,601,422
Ecopetrol SA 8.375% 1/19/2036		5,800,000	6,240,800
Ecopetrol SA 8.875% 1/13/2033		11,330,000	12,406,350
Geopark Ltd 5.5% 1/17/2027 (d)		1,870,000	1,834,937
Geopark Ltd 8.75% 1/31/2030 (d)		6,065,000	6,049,838
TOTAL ENERGY			29,133,347
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (d)		7,555,000	7,857,200
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		9,162,409	8,638,044
Termocandelaria Power SA 7.75% 9/17/2031 (d)		5,692,000	5,876,193
TOTAL UTILITIES			14,514,237
TOTAL COLOMBIA			56,025,578
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		4,960,000	5,015,552
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		2,775,000	2,905,148
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (d)		8,250,000	8,416,403
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (d)	EUR	1,465,000	1,700,189
Czechoslovak Group AS 6.5% 1/10/2031 (d)		5,680,000	5,762,113

TOTAL CZECH REPUBLIC			7,462,302
GEORGIA - 0.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		5,905,000	5,927,144
Financials - 0.1%
Banks - 0.1%
Bank of Georgia JSC 6.5% 6/3/2031 (d)		3,595,000	3,586,461
Industrials - 0.2%
Ground Transportation - 0.2%
Georgian Railway JSC 4% 6/17/2028 (d)		8,685,000	8,366,087
TOTAL GEORGIA			17,879,692
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		4,090,000	3,885,091
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		10,715,000	8,735,404

TOTAL GHANA			12,620,495
GUATEMALA - 0.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CT Trust 5.125% 2/3/2032 (d)		6,435,000	6,122,259
Millicom International Cellular SA 4.5% 4/27/2031 (d)		5,900,000	5,487,000
Millicom International Cellular SA 7.375% 4/2/2032 (d)		3,290,000	3,379,883
TOTAL COMMUNICATION SERVICES			14,989,142
Utilities - 0.3%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		4,725,000	4,710,353
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		7,100,000	7,032,621
TOTAL UTILITIES			11,742,974
TOTAL GUATEMALA			26,732,116
HUNGARY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (h)		2,730,000	2,852,850
MVM Energetika Zrt 7.5% 6/9/2028 (h)		695,000	723,801

TOTAL HUNGARY			3,576,651
INDONESIA - 0.8%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		11,140,000	11,181,775
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		3,580,000	3,578,704
Freeport Indonesia PT 5.315% 4/14/2032 (d)		5,360,000	5,335,558
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		9,850,000	9,920,920
TOTAL MATERIALS			18,835,182
TOTAL INDONESIA			30,016,957
ISRAEL - 0.8%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(h)		7,820,000	7,735,168
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(h)		4,745,000	4,553,521
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(h)		2,125,000	2,239,467
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(h)		6,125,000	6,148,208
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(h)		3,430,000	3,525,461
TOTAL ENERGY			24,201,825
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM 5.252% 1/14/2033 (d)(h)		3,860,000	3,820,222
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (c)(d)(h)		4,940,000	4,911,894
TOTAL FINANCIALS			8,732,116
TOTAL ISRAEL			32,933,941
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		1,538,409	1,546,886
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		2,260,000	2,224,654

TOTAL JAMAICA			3,771,540
KAZAKHSTAN - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		7,650,000	6,942,222
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		3,482,000	3,227,814
TOTAL ENERGY			10,170,036
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 16.95% 5/8/2029 (d)	KZT	1,604,190,000	3,350,053
TOTAL KAZAKHSTAN			13,520,089
MALAYSIA - 0.6%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		7,030,000	6,334,030
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		9,670,000	6,487,941
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		8,700,000	8,635,794
TOTAL MALAYSIA			21,457,765
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		3,700,000	3,749,765
MEXICO - 3.4%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (f)(h)		17,578,000	5,976,520
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (d)		1,795,000	1,791,948
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (d)		2,065,000	2,031,186
Petroleos Mexicanos 6.5% 6/2/2041		5,423,000	4,856,513
Petroleos Mexicanos 6.625% 6/15/2035		33,834,000	32,753,004
Petroleos Mexicanos 6.7% 2/16/2032		10,544,000	10,623,185
Petroleos Mexicanos 6.95% 1/28/2060		18,885,000	15,976,710
Petroleos Mexicanos 7.69% 1/23/2050		23,360,000	21,771,053
TOTAL ENERGY			89,803,599
Financials - 0.2%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(d)		2,335,000	2,305,812
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		6,815,000	6,825,317
TOTAL FINANCIALS			9,131,129
Materials - 0.2%
Chemicals - 0.2%
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		8,300,000	8,252,794
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		4,723,733	4,977,634
Saavi Energia Sarl 8.875% 2/10/2035 (d)		9,415,000	10,300,010
TOTAL UTILITIES			15,277,644
TOTAL MEXICO			128,441,686
MOROCCO - 0.4%
Materials - 0.4%
Chemicals - 0.4%
OCP SA 5.125% 6/23/2051 (d)		2,595,000	2,092,219
OCP SA 6.875% 4/25/2044 (d)		3,435,000	3,497,259
OCP SA 7.5% 5/2/2054 (d)		9,675,000	10,487,216

TOTAL MOROCCO			16,076,694
NIGERIA - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,512,000	1,504,833
IHS Holding Ltd 7.875% 5/29/2030 (d)		6,050,000	6,220,126
TOTAL COMMUNICATION SERVICES			7,724,959
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		1,471,197	1,471,197
Materials - 0.2%
Chemicals - 0.2%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (d)		6,510,000	6,558,825
TOTAL NIGERIA			15,754,981
PAKISTAN - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Veon Midco BV 6.95% 6/1/2031 (d)		3,605,000	3,598,895
Veon Midco BV 7.45% 6/1/2033 (d)		3,820,000	3,814,367

TOTAL PAKISTAN			7,413,262
PANAMA - 0.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		7,100,000	7,046,892
Media - 0.2%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		8,245,000	7,865,132
TOTAL COMMUNICATION SERVICES			14,912,024
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		3,710,000	3,130,795
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (d)		2,885,000	2,981,215
TOTAL PANAMA			21,024,034
PERU - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (d)		4,985,000	4,948,360
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		9,275,000	9,516,057
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		10,460,000	10,783,215
TOTAL MATERIALS			20,299,272
Utilities - 0.2%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (d)		3,290,000	3,255,882
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (d)		3,650,000	3,666,462
TOTAL UTILITIES			6,922,344
TOTAL PERU			32,169,976
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (d)		8,595,000	8,905,280
QATAR - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
QatarEnergy 2.25% 7/12/2031 (d)		9,365,000	8,320,990
QatarEnergy 3.125% 7/12/2041 (d)		7,760,000	5,870,905
QatarEnergy 3.3% 7/12/2051 (d)		20,105,000	13,771,925

TOTAL QATAR			27,963,820
SAUDI ARABIA - 3.7%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		16,653,458	15,071,379
Green Palm Bidco Sarl 5.9573% 6/30/2041 (d)		2,310,000	2,338,875
Green Palm Bidco Sarl 6.4623% 6/30/2046 (d)		4,420,000	4,479,449
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		11,855,000	10,604,298
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		13,120,000	8,594,256
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		15,356,000	14,809,388
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		14,305,000	12,606,281
Saudi Arabian Oil Co 4.375% 2/2/2031 (d)		6,205,000	6,063,448
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		12,964,000	10,403,610
Saudi Arabian Oil Co 5% 2/2/2036 (d)		2,440,000	2,391,590
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		1,625,000	1,524,185
Saudi Arabian Oil Co 6.375% 6/2/2055 (d)		5,560,000	5,668,309
TOTAL ENERGY			94,555,068
Financials - 0.3%
Financial Services - 0.3%
Gaci First Investment Co 5.125% 2/14/2053 (h)		4,495,000	3,883,096
Gaci First Investment Co 5.625% 7/29/2034 (h)		7,715,000	7,882,647
TOTAL FINANCIALS			11,765,743
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		6,005,000	6,132,066
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		5,640,000	5,752,800
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		4,970,000	5,145,590
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		3,985,000	4,213,619
TMS Issuer Sarl 5.78% 8/23/2032 (d)		4,320,000	4,426,650
TOTAL INDUSTRIALS			25,670,725
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (d)		4,115,000	4,048,131
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		4,285,000	4,305,654
TOTAL MATERIALS			8,353,785
TOTAL SAUDI ARABIA			140,345,321
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		9,520,000	9,534,280
SOUTH AFRICA - 1.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (d)		4,740,000	4,921,067
Materials - 0.6%
Chemicals - 0.6%
Sasol Financing USA LLC 4.375% 9/18/2026		9,305,000	9,267,036
Sasol Financing USA LLC 8.75% 4/10/2033 (d)		2,410,000	2,494,350
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		8,760,000	9,115,656
TOTAL MATERIALS			20,877,042
Utilities - 0.4%
Electric Utilities - 0.4%
Eskom Holdings 6.35% 8/10/2028 (d)		10,160,000	10,340,975
Eskom Holdings 8.45% 8/10/2028 (d)		6,755,000	7,109,773
TOTAL UTILITIES			17,450,748
TOTAL SOUTH AFRICA			43,248,857
TURKEY - 0.5%
Financials - 0.5%
Banks - 0.5%
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (d)		5,280,000	5,221,339
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (d)		6,285,000	6,127,875
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (d)		6,560,000	6,428,800

TOTAL TURKEY			17,778,014
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		5,342,754	4,733,680
UNITED ARAB EMIRATES - 1.7%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		8,015,000	7,218,509
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		4,388,136	3,914,217
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		12,740,000	11,129,282
TOTAL ENERGY			22,262,008
Financials - 0.3%
Financial Services - 0.3%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		6,190,000	5,694,800
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		4,790,000	4,326,807
TOTAL FINANCIALS			10,021,607
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(d)		5,760,000	5,443,606
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(h)		7,480,000	7,428,238
Alpha Star Holding IX Ltd 7% 8/26/2028 (h)		8,090,000	8,036,849
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (h)		4,080,000	4,105,500
TOTAL REAL ESTATE			25,014,193
Utilities - 0.2%
Multi-Utilities - 0.2%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		2,230,000	1,741,853
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		6,205,000	5,925,775
TOTAL UTILITIES			7,667,628
TOTAL UNITED ARAB EMIRATES			64,965,436
UNITED STATES - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
J&F Luxembourg Finance SARL 8% 4/23/2033 (d)		2,530,000	2,421,685
Materials - 0.1%
Containers & Packaging - 0.1%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (d)		2,585,000	2,599,621
TOTAL UNITED STATES			5,021,306
UZBEKISTAN - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (d)		3,475,000	3,567,305
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (d)		9,070,000	9,401,055
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (d)		3,080,000	3,249,400
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		4,785,000	4,874,718

TOTAL UZBEKISTAN			21,092,478
VENEZUELA - 1.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Petroleos de Venezuela SA 5.375% (f)(h)		66,995,000	24,553,668
Petroleos de Venezuela SA 5.5% (f)(h)		80,075,000	29,377,516
Petroleos de Venezuela SA 8.5% (f)(h)		13,322,500	13,994,619

TOTAL VENEZUELA			67,925,803
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,129,247,897)			1,086,222,498

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd 8.25% (e)(h)	2,070,000	2,071,612
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (c)(d)(e)	3,860,000	4,165,412
Banco de Credito e Inversiones SA 8.75% (c)(d)(e)	4,120,000	4,548,747

TOTAL CHILE		8,714,159
MEXICO - 0.8%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(e)	7,470,000	7,603,826
Banco Mercantil del Norte SA/Grand Cayman 8% (c)(d)(e)	2,910,000	2,918,817
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(e)	2,605,000	2,687,731
TOTAL FINANCIALS		13,210,374
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV 7.2% (c)(d)(e)	15,930,000	16,938,508
TOTAL MEXICO		30,148,882
MOROCCO - 0.2%
Materials - 0.2%
Chemicals - 0.2%
OCP SA 6.7405% (c)(d)(e)	6,370,000	6,421,995
OCP SA 7.3682% (c)(d)(e)	1,095,000	1,107,669

TOTAL MOROCCO		7,529,664
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(d)(e)(f)(g)	6,660,000	333,000
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 6.25% (c)(e)(h)	3,890,000	4,029,939
TOTAL PREFERRED SECURITIES (Cost $58,021,179)		52,827,256

U.S. Treasury Obligations - 2.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12 to 4.47	27,693,600	19,157,264
US Treasury Bonds 3.625% 2/15/2053	3.96 to 5.06	3,650,400	2,919,179
US Treasury Notes 4.125% 3/31/2031	3.73 to 3.81	11,778,700	11,734,530
US Treasury Notes 4.125% 5/31/2032	3.94 to 4.19	33,197,700	32,961,685
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.46	20,785,300	20,540,098
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,657,771)			87,312,756

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $241,321,613)	3.69	241,274,866	241,323,120

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $3,849,619,348)	3,830,576,931
NET OTHER ASSETS (LIABILITIES) - 1.5%	57,929,757
NET ASSETS - 100.0%	3,888,506,688

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	1,582	9/2026	173,624,500	973,484

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	90,700,000	(744,645)	0	(744,645)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Lunar	1D TIIE(1)	Lunar	CME	8/2026	MXN	95,000,000	6,842	0	6,842

(1)Represents floating rate.
(2)Swaps with CME Group (CME) are centrally cleared swaps.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,271,224,625 or 58.4% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $230,566,743 or 5.9% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	589,813,396	1,180,207,609	1,528,699,309	7,974,102	(5,342)	6,766	241,323,120	241,274,866	0.4%
Fidelity Securities Lending Cash Central Fund	-	40,774,635	40,774,635	1,106	-	-	-	-	0.0%
Total	589,813,396	1,220,982,244	1,569,473,944	7,975,208	(5,342)	6,766	241,323,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	3,678,170	3,678,170	-	-
Industrials	9,668,024	2,558,042	7,109,982	-

Convertible Preferred Stocks
Materials	10,539,786	-	10,539,786	-

Foreign Government and Government Agency Obligations	2,339,005,321	-	2,339,005,321	-

Non-Convertible Corporate Bonds
Communication Services	65,213,610	-	65,213,610	-
Consumer Discretionary	36,003,324	-	36,003,324	-
Consumer Staples	23,846,978	-	23,846,978	-
Energy	466,539,706	-	466,539,706	-
Financials	67,270,271	-	67,270,271	-
Industrials	64,343,166	-	64,343,166	-
Information Technology	1,471,197	-	1,471,197	-
Materials	253,950,930	-	253,950,930	-
Real Estate	25,014,193	-	25,014,193	-
Utilities	82,569,123	-	82,569,123	-

Preferred Securities
Consumer Staples	2,071,612	-	2,071,612	-
Financials	26,287,472	-	25,954,472	333,000
Materials	24,468,172	-	24,468,172	-

U.S. Treasury Obligations	87,312,756	-	87,312,756	-

Money Market Funds	241,323,120	241,323,120	-	-
Total Investments in Securities:	3,830,576,931	247,559,332	3,582,684,599	333,000
Derivative Instruments:

Assets
Futures Contracts	973,484	973,484	-	-
Swaps	6,842	-	6,842	-
Total Assets	980,326	973,484	6,842	-

Liabilities
Swaps	(744,645)	-	(744,645)	-
Total Liabilities	(744,645)	-	(744,645)	-
Total Derivative Instruments:	235,681	973,484	(737,803)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(744,645)
Total Credit Risk	-	(744,645)
Interest Rate Risk
Futures Contracts (b)	973,484	-
Swaps (a)	6,842	-
Total Interest Rate Risk	980,326	-
Total Value of Derivatives	980,326	(744,645)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,608,297,735)	$3,589,253,811
Fidelity Central Funds (cost $241,321,613)	241,323,120

Total Investment in Securities (cost $3,849,619,348)		$3,830,576,931
Segregated cash with brokers for derivative instruments		4,569,726
Cash		417,361
Foreign currency held at value (cost $5,258,355)		5,225,511
Receivable for investments sold		1,425,316
Receivable for fund shares sold		2,343,249
Interest receivable		61,706,796
Distributions receivable from Fidelity Central Funds		709,958
Receivable for daily variation margin on centrally cleared swaps		76,584
Other receivables		149,157
Total assets		3,907,200,589
Liabilities
Payable for investments purchased	$5,559,125
Payable for fund shares redeemed	7,325,399
Distributions payable	2,453,999
Accrued management fee	2,390,245
Distribution and service plan fees payable	26,394
Payable for variation margin on futures contracts	692,125
Other payables and accrued expenses	246,614
Total liabilities		18,693,901
Net Assets		$3,888,506,688
Net Assets consist of:
Paid in capital		$5,278,692,873
Total accumulated earnings (loss)		(1,390,186,185)
Net Assets		$3,888,506,688

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($84,724,428 ÷ 6,026,070 shares)(a)		$14.06
Maximum offering price per share (100/96.00 of $14.06)		$14.65
Class M :
Net Asset Value and redemption price per share ($26,187,929 ÷ 1,862,065 shares)(a)		$14.06
Maximum offering price per share (100/96.00 of $14.06)		$14.65
Class C :
Net Asset Value and offering price per share ($4,024,693 ÷ 286,322 shares)(a)		$14.06
Fidelity New Markets Income Fund :
Net Asset Value, offering price and redemption price per share ($1,851,538,378 ÷ 131,681,360 shares)		$14.06
Class I :
Net Asset Value, offering price and redemption price per share ($1,393,452,177 ÷ 99,085,742 shares)		$14.06
Class Z :
Net Asset Value, offering price and redemption price per share ($528,579,083 ÷ 37,605,860 shares)		$14.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$2,884,916
Interest		139,819,788
Income from Fidelity Central Funds (including $1,106 from security lending)		7,975,208
Income before foreign taxes withheld		$150,679,912
Less foreign taxes withheld		(648,096)
Total income		150,031,816
Expenses
Management fee	$17,254,297
Distribution and service plan fees	158,074
Custodian fees and expenses	29,798
Independent trustees' fees and expenses	5,848
Registration fees	109,691
Audit fees	53,894
Legal	137,362
Miscellaneous	15,571
Total expenses before reductions	17,764,535
Expense reductions	(24,530)
Total expenses after reductions		17,740,005
Net Investment income (loss)		132,291,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,465,462)
Redemptions in-kind	46,524,675
Fidelity Central Funds	(5,342)
Foreign currency transactions	(167,145)
Futures contracts	(6,091,013)
Swaps	(60,887)
Total net realized gain (loss)		14,734,826
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $19,477)	3,577,470
Fidelity Central Funds	6,766
Assets and liabilities in foreign currencies	(109,914)
Futures contracts	2,026,823
Swaps	(665,235)
Total change in net unrealized appreciation (depreciation)		4,835,910
Net gain (loss)		19,570,736
Net increase (decrease) in net assets resulting from operations		$151,862,547
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,291,811	$294,206,627
Net realized gain (loss)	14,734,826	(183,574,945)
Change in net unrealized appreciation (depreciation)	4,835,910	585,179,905
Net increase (decrease) in net assets resulting from operations	151,862,547	695,811,587
Distributions to shareholders	(111,594,902)	(263,615,691)

Share transactions - net increase (decrease)	(1,700,112,220)	511,754,399
Total increase (decrease) in net assets	(1,659,844,575)	943,950,295

Net Assets
Beginning of period	5,548,351,263	4,604,400,968
End of period	$3,888,506,688	$5,548,351,263

Financial Highlights
Fidelity Advisor® New Markets Income Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.65	$12.42	$11.51	$14.24	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.365	.743	.636	.690	.621	.575
Net realized and unrealized gain (loss)	.221	1.048	.153	.823	(2.796)	(.888)
Total from investment operations	.586	1.791	.789	1.513	(2.175)	(.313)
Distributions from net investment income	(.306)	(.661)	(.559)	(.603)	(.555)	(.497)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.306)	(.661)	(.559)	(.603)	(.555)	(.537)
Net asset value, end of period	$14.06	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C,D,E	4.29%	14.52%	6.47%	13.61%	(15.30)%	(2.09)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04% H	1.04%	1.06%	1.16%	1.13%	1.12%
Expenses net of fee waivers, if any	1.04 % H	1.04%	1.06%	1.15%	1.13%	1.12%
Expenses net of all reductions, if any	1.04% H	1.04%	1.06%	1.15%	1.13%	1.12%
Net investment income (loss)	5.29% H	5.66%	5.04%	5.95%	5.12%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$84,724	$79,446	$71,880	$75,901	$78,302	$118,896
Portfolio turnover rate I	19 % H,J	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.66	$12.42	$11.52	$14.24	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.365	.743	.636	.690	.621	.576
Net realized and unrealized gain (loss)	.221	1.038	.163	.813	(2.786)	(.898)
Total from investment operations	.586	1.781	.799	1.503	(2.165)	(.322)
Distributions from net investment income	(.306)	(.661)	(.559)	(.603)	(.555)	(.498)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.306)	(.661)	(.559)	(.603)	(.555)	(.538)
Net asset value, end of period	$14.06	$13.78	$12.66	$12.42	$11.52	$14.24
Total Return C,D,E	4.29%	14.42%	6.56%	13.51%	(15.23)%	(2.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04% H	1.04%	1.06%	1.16%	1.13%	1.12%
Expenses net of fee waivers, if any	1.04 % H	1.04%	1.06%	1.16%	1.13%	1.11%
Expenses net of all reductions, if any	1.04% H	1.04%	1.06%	1.15%	1.13%	1.11%
Net investment income (loss)	5.29% H	5.66%	5.04%	5.95%	5.11%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$26,188	$26,125	$24,569	$25,507	$25,747	$38,589
Portfolio turnover rate I	19 % H,J	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.65	$12.42	$11.51	$14.24	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.314	.645	.543	.609	.536	.471
Net realized and unrealized gain (loss)	.219	1.048	.153	.823	(2.798)	(.891)
Total from investment operations	.533	1.693	.696	1.432	(2.262)	(.420)
Distributions from net investment income	(.253)	(.563)	(.466)	(.522)	(.468)	(.390)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.253)	(.563)	(.466)	(.522)	(.468)	(.430)
Net asset value, end of period	$14.06	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C,D,E	3.90%	13.67%	5.69%	12.83%	(15.91)%	(2.81)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.80% H	1.79%	1.79%	1.86%	1.85%	1.86%
Expenses net of fee waivers, if any	1.80 % H	1.79%	1.79%	1.85%	1.85%	1.85%
Expenses net of all reductions, if any	1.80% H	1.79%	1.79%	1.85%	1.85%	1.85%
Net investment income (loss)	4.53% H	4.91%	4.31%	5.25%	4.39%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,025	$5,045	$7,925	$9,961	$12,908	$23,000
Portfolio turnover rate I	19 % H,J	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® New Markets Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.65	$12.42	$11.51	$14.24	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.385	.781	.672	.727	.658	.624
Net realized and unrealized gain (loss)	.221	1.048	.154	.823	(2.796)	(.899)
Total from investment operations	.606	1.829	.826	1.550	(2.138)	(.275)
Distributions from net investment income	(.326)	(.699)	(.596)	(.640)	(.592)	(.545)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.326)	(.699)	(.596)	(.640)	(.592)	(.585)
Net asset value, end of period	$14.06	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C,D	4.44%	14.84%	6.78%	13.97%	(15.04)%	(1.84)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G	.75%	.77%	.84%	.82%	.80%
Expenses net of fee waivers, if any	.75 % G	.75%	.77%	.84%	.82%	.79%
Expenses net of all reductions, if any	.75% G	.75%	.77%	.84%	.82%	.79%
Net investment income (loss)	5.58% G	5.95%	5.33%	6.27%	5.43%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,851,538	$1,721,859	$1,566,157	$1,634,400	$1,613,198	$2,313,928
Portfolio turnover rate H	19 % G,I	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.66	$12.42	$11.51	$14.25	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.383	.776	.664	.726	.659	.620
Net realized and unrealized gain (loss)	.220	1.038	.168	.822	(2.808)	(.890)
Total from investment operations	.603	1.814	.832	1.548	(2.149)	(.270)
Distributions from net investment income	(.323)	(.694)	(.592)	(.638)	(.591)	(.540)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.323)	(.694)	(.592)	(.638)	(.591)	(.580)
Net asset value, end of period	$14.06	$13.78	$12.66	$12.42	$11.51	$14.25
Total Return C,D	4.42%	14.71%	6.83%	13.95%	(15.11)%	(1.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79% G	.79%	.83%	.85%	.83%	.83%
Expenses net of fee waivers, if any	.79 % G	.79%	.83%	.85%	.83%	.83%
Expenses net of all reductions, if any	.79% G	.79%	.83%	.85%	.83%	.83%
Net investment income (loss)	5.54% G	5.91%	5.27%	6.25%	5.42%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,393,452	$1,335,201	$1,278,868	$743,318	$769,765	$1,148,584
Portfolio turnover rate H	19 % G,I	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Markets Income Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.78	$12.65	$12.42	$11.51	$14.24	$15.10
Income from Investment Operations
Net investment income (loss) A,B	.396	.789	.680	.737	.666	.628
Net realized and unrealized gain (loss)	.215	1.047	.154	.823	(2.793)	(.893)
Total from investment operations	.611	1.836	.834	1.560	(2.127)	(.265)
Distributions from net investment income	(.331)	(.706)	(.604)	(.650)	(.603)	(.555)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.331)	(.706)	(.604)	(.650)	(.603)	(.595)
Net asset value, end of period	$14.06	$13.78	$12.65	$12.42	$11.51	$14.24
Total Return C,D	4.48%	14.91%	6.85%	14.07%	(14.96)%	(1.77)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69% G	.69%	.71%	.75%	.73%	.72%
Expenses net of fee waivers, if any	.69 % G	.69%	.70%	.75%	.73%	.72%
Expenses net of all reductions, if any	.69% G	.69%	.70%	.75%	.73%	.72%
Net investment income (loss)	5.64% G	6.01%	5.40%	6.35%	5.52%	4.33%
Supplemental Data
Net assets, end of period (000 omitted)	$528,579	$2,380,674	$1,655,002	$1,710,024	$1,732,330	$2,148,384
Portfolio turnover rate H	19 % G,I	24%	25%	19%	26%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity New Markets Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$228,100,327
Gross unrealized depreciation	(187,530,022)
Net unrealized appreciation (depreciation)	$40,570,305
Tax cost	$3,790,242,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(263,356,663)
Long-term	(1,249,982,885)
Total capital loss carryforward	$(1,513,339,548)

Due to large redemptions in a prior period, approximately $412,365,318 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity New Markets Income Fund
Credit Risk
Swaps	352,228	(657,424)
Total Credit Risk	352,228	(657,424)
Interest Rate Risk
Futures Contracts	(6,091,013)	2,026,823
Swaps	(413,115)	(7,811)
Total Interest Rate Risk	(6,504,128)	2,019,012
Totals	(6,151,900)	1,361,588

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	827,744,528	398,303,238
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.81
Fidelity New Markets Income Fund	.79
Class I	.81
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.77
Class M	.77
Class C	.77
Fidelity New Markets Income Fund	.74
Class I	.77
Class Z	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	102,168	-
Class M	- %	.25%	33,053	-
Class C	.75%	.25%	22,853	1,265
			158,074	1,265

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,180
Class M	134
Class C A	2
6,316

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity New Markets Income Fund	148,487,678	-	46,524,675	46,524,675	2,013,492,915
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity New Markets Income Fund	3,519
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Markets Income Fund	118	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $24,530.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$1,792,840	$3,741,100
Class M	579,782	1,256,335
Class C	82,977	272,144
Fidelity New Markets Income Fund	42,196,802	84,624,846
Class I	31,507,832	66,971,840
Class Z	35,434,669	106,749,426
Total	$111,594,902	$263,615,691
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity New Markets Income Fund
Class A
Shares sold	669,565	792,252	$9,331,340	$10,459,778
Reinvestment of distributions	125,977	277,117	1,755,205	3,658,415
Shares redeemed	(534,538)	(984,872)	(7,440,501)	(12,912,640)
Net increase (decrease)	261,004	84,497	$3,646,044	$1,205,553
Class M
Shares sold	171,859	167,624	$2,396,128	$2,210,080
Reinvestment of distributions	39,881	91,825	555,658	1,212,126
Shares redeemed	(244,918)	(305,285)	(3,413,741)	(3,996,179)
Net increase (decrease)	(33,178)	(45,836)	$(461,955)	$(573,973)
Class C
Shares sold	32,210	34,687	$446,073	$457,327
Reinvestment of distributions	5,948	20,627	82,827	271,052
Shares redeemed	(118,013)	(315,488)	(1,646,268)	(4,135,135)
Net increase (decrease)	(79,855)	(260,174)	$(1,117,368)	$(3,406,756)
Fidelity New Markets Income Fund
Shares sold	16,751,058	20,145,391	$234,002,963	$266,893,743
Reinvestment of distributions	2,594,600	5,531,788	36,148,815	73,030,746
Shares redeemed	(12,603,000)	(24,499,562)	(175,462,453)	(316,624,021)
Net increase (decrease)	6,742,658	1,177,617	$94,689,325	$23,300,468
Class I
Shares sold	7,292,460	16,169,128	$101,435,827	$212,044,400
Reinvestment of distributions	2,239,024	5,019,365	31,199,631	66,268,683
Shares redeemed	(7,312,272)	(25,365,512)	(101,749,183)	(330,756,174)
Net increase (decrease)	2,219,212	(4,177,019)	$30,886,275	$(52,443,091)
Class Z
Shares sold	19,084,775	45,625,838	$265,534,646	$591,147,743
Reinvestment of distributions	1,411,686	6,846,756	19,736,229	90,668,599
Shares redeemed	(155,638,831)	(10,508,579)	(2,113,025,416)	(138,144,144)
Net increase (decrease)	(135,142,370)	41,964,015	$(1,827,754,541)	$543,672,198
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Markets Income Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705564.128
NMI-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026